Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	$ 439,237	$ 159,768	$ 333,785	$ (330,934)
Total comprehensive (loss) income	514,162	155,204	447,762	(346,101)
Total comprehensive (loss) income attributable to Viking Holdings Ltd	$ 513,969	$ 155,058	$ 447,547	$ (346,535)